Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0000707179
Registrant Name	OLD NATIONAL BANCORP /IN/
Registration File Number	333-272312
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A